Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Convertible promissory notes, amortization discount	$ 253,448	$ 253,448
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	14,259,693	14,259,681	7,901,426
Common stock, outstanding shares	14,259,693	14,259,681	7,901,426